Cover	Jul. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	REDWOOD TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13759
Entity Tax Identification Number	68-0329422
Entity Address, Address Line One	One Belvedere Place
Entity Address, Address Line Two	Suite 300
Entity Address, State or Province	CA
Entity Address, City or Town	Mill Valley
Entity Address, Postal Zip Code	94941
City Area Code	415
Local Phone Number	389-7373
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000930236
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	RWT
Security Exchange Name	NYSE